Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
The Company has entered into the following related party transactions with its Manager, CGM:

•	Management Services Agreement

•	LLC Agreement

•	Integration Services Agreement

•	Cost reimbursement and fees

•	Sale of common stock to majority shareholder

•	Supplemental Put Agreement (terminated in 2013)

Management Services Agreement
The Company entered into a MSA with CGM effective May 16, 2006, as amended. The MSA provides for, among other things, CGM to perform services for the Company in exchange for a management fee paid quarterly and equal to 0.5% of the Company’s adjusted net assets, as defined in the MSA. The Company amended the MSA on November 8, 2006, to clarify that adjusted net assets are not reduced by non-cash charges associated with the Supplemental Put Agreement, which amendment was unanimously approved by the Compensation Committee and the Board of Directors. The management fee is required to be paid prior to the payment of any distributions to shareholders.
Pursuant to the MSA, CGM is entitled to enter into off-setting management service agreements with each of the operating segments. The amount of the fee is negotiated between CGM and the operating management of each segment and is based upon the value of the services to be provided. The fees paid directly to CGM by the segments offset on a dollar for dollar basis the amount due CGM by the Company under the MSA.
For the year ended December 31, 2015, 2014 and 2013, the Company incurred the following management fees to CGM, by entity (in thousands):

	December 31, 2015	December 31, 2014	December 31, 2013
Ergobaby	$500	$500	$500
FOX	—	—	308
Liberty	500	500	500
Manitoba Harvest	175	n/a	n/a
Advanced Circuits	500	500	500
Arnold Magnetics	500	500	500
Clean Earth	500	125	n/a
Sterno Products	500	125	n/a
Corporate	22,483	19,622	15,474
	$25,658	$21,872	$17,782

NOTE: Not included in the table above are management fees paid to CGM by CamelBak of $0.3 million, $0.5 million and $0.5 million, and Tridien of $0.4 million, $0.4 million and $0.4 million in each of the years ended December 31, 2015, 2014 and 2013, respectively. These amounts are included in income (loss) from discontinued operations on the consolidated statements of operations.
Approximately $5.9 million and $6.1 million of the management fees incurred were unpaid as of December 31, 2015 and 2014, respectively, and are reflected in Due to related party on the consolidated balance sheets.
LLC Agreement
The LLC agreement gives Holders the right to distributions pursuant to a profit allocation formula upon the occurrence of a Sale Event or a Holding Event. The Holders are entitled to receive and as such can elect to receive the positive contribution-based profit allocation payment for each of the business acquisitions during the 30-day period following the fifth anniversary of the date upon which we acquired a controlling interest in that business (Holding Event) and upon the sale of the business (Sale Event). During the year ended December 31, 2015, Holders were paid $14.6 million related to the sale of CamelBak and American Furniture (Sale Event) and $3.1 million related to the five year holding event for Ergobaby (Holding Event). During the year ended December 31, 2014, Holders were paid $11.9 million related to a secondary offering completed by FOX in July 2014 (Sale Event). During the year ended December 31, 2013, Holders were paid $5.6 million related to FOX’s positive contribution-based profit (Holding Event) and $16.0 million as a result of FOX’s sale of common stock to the public (Sale Event).

Certain persons who are employees and partners of the Manager, including the Company’s Chief Executive Officer and Chief Financial Officer, beneficially own 58.8% of the Allocation Interests, through Sostratus LLC, at December 31, 2015 and 2014. Of the remaining 41.2% non-voting ownership of the Allocation Interests, 5.0% is held by CGI Diversified Holdings LP, 5.0% is held by the Chairman of the Company’s Board of Directors, and the remaining 31.2% is held by the former founding partner of the Manager.
At December 31, 2013, 53.6% of the Allocation Interests were beneficially owned by certain members of the Manager, including the Company’s Chief Executive Officer. Of the remaining 46.4% non-voting ownership of the Allocation Interests, 5.0% was held by CGI Diversified Holdings LP, 5.0% was held by the Chairman of the Company’s Board of Directors, and 31.4% was held by the former founding partner of the Manager. A Director and the former Chief Financial Officer held 5.0% of the Allocation Interests until his retirement.

The increase in beneficial ownership of the Allocation Interests by certain persons who are employees and partners of the Manager from 2013 to 2014 was a result of the retirement of the former Chief Financial Officer and the resulting assignment of Allocation Interests to other persons who are employees and partners of the Manager. The former Chief Financial Officer is entitled to continue to receive distributions from Sostratus LLC on his Allocation Interests earned prior to his retirement.
Integrations Services Agreements

Manitoba Harvest, which was acquired in 2015, and the 2014 acquisitions entered into Integration Services Agreements ("ISA") with CGM.  The ISA provides for CGM to provide services for Manitoba Harvest and the 2014 acquisitions to, amongst other things, assist the management at the acquired entities in establishing a corporate governance program, including the retention of independent board members to serve on their board of directors, implement compliance and reporting requirements of the Sarbanes-Oxley Act and align the acquired entity's policies and procedures with our other subsidiaries.  Each ISA is for the twelve month period subsequent to the acquisition and is payable quarterly.  Clean Earth has paid CGM $2.5 million and Sterno Products paid CGM $1.5 million under the agreements.  Manitoba Harvest will pay CGM $1.0 million under the agreement. During the year ended December 31, 2015, Manitoba Harvest incurred $0.5 million in integration service fees, Clean Earth incurred $1.9 million in integration service fees, and Sterno Products incurred $1.1 million in integration service fees. During the year ended December 31, 2014, Clean Earth incurred $0.6 million in integration services fees, and Sterno Products incurred $0.4 million.  During the year ended December 31, 2015 and 2014, CGM received $3.5 million and $1.0 million, respectively, in total integration service fees.
Cost Reimbursement and Fees
The Company reimbursed its Manager, CGM, approximately $3.5 million, $4.5 million and $3.5 million, principally for occupancy and staffing costs incurred by CGM on the Company’s behalf during the years ended December 31, 2015, 2014 and 2013, respectively.
Supplemental Put Agreement Termination
Prior to July 2013, Holders of the Allocation Interests had the right to to cause the Company to purchase the Allocation Interests in accordance with the Supplemental Put Agreement upon occurrence of certain events at an amount equal to the fair value of the profit allocation which was determined using a model that multiplied trailing twelve-month EBITDA for each business unit by an estimated enterprise value multiple to determine an estimated selling price of the business unit (the "Supplemental Put Obligation"). We recorded the amount of the Supplemental Put Obligation as a liability in our consolidated balance sheet, and increases or decreases in this obligation as well as payments made upon a Sale Event or Holding Event, through the consolidated statement of operations. The Supplemental Put Agreement was terminated in July 2013, and we derecognized the liability associated with the Supplemental Put liability which resulted in Supplemental Put reversal of $46.0 million on the consolidated statement of operations during the year ended December 31, 2013. Prior to the termination of the Supplemental Put Agreement, the Company paid $5.6 million in 2013 related to a Holding Event of the FOX business. Since the FOX Holding Event in 2013 occurred prior to the termination of the Supplemental Put Agreement, the payment was accounted for as an expense in the consolidated statement of operations.
The Company has entered into the following significant related party transactions with its businesses:
FOX

On July 10, 2014, 5,750,000 shares of FOX common stock, held by certain FOX shareholders, including us, were sold in a secondary offering at a price of $15.50 per share for total net proceeds to selling shareholders of approximately $84.4 million. As a selling shareholder, we sold a total of 4,466,569 shares of FOX common stock, including 633,955 shares sold in connection with the underwriters’ exercise of the over-allotment option in full, for total net proceeds of approximately $65.5 million. Upon completion of the offering, our ownership in FOX decreased from approximately 53% to 41%, or 15,108,718 shares of FOX’s common stock. We recorded a gain of $264.3 million in July 2014 in connection with the Fox deconsolidation. Refer to "Note E - Equity Method Investment" for additional information related to the FOX Secondary Offering and the deconsolidation of FOX.

In September 2014, the Company and FOX entered into an agreement for the provision of services to FOX for assistance in complying the Sarbanes-Oxley Act of 2002, as amended (the “Services Agreement”). The Services Agreement can be terminated by either party at any time, or will terminate on March 31, 2016. A statement of work was agreed to in connection with the Service Agreement, which provides that the Company’s internal audit team will assist FOX with various tasks, including, but not limited to, the development of internal control policies and procedures, risk and control matrices and the evaluation of internal controls. Services provided in accordance with the Services Agreement are billed on a time and materials basis. Fees for services provided in 2014 were approximately $50,000, and fees for services to be provided in 2015 were approximately $135,000. Fees for services through March 31, 2016 are expected to be approximately $50,000.

Liberty

Liberty purchases inventory raw materials from two vendors who are related parties to Liberty through two of the executive officers of Liberty via the employment of family members at the vendors. During the year ended December 31, 2015, Liberty purchased approximately $3.3 million in raw materials from the two vendors. During 2014, Liberty purchased $0.3 million in raw materials from one of these vendors. The related party relationship at the other vendor did not exist in 2014 because the executive was not employed at Liberty during 2014. Neither related party relationship existed in 2013.
Advanced Circuits
On December 19, 2012, the Company recapitalized ACI and as a result entered into an amendment to the intercompany loan agreement with Advanced Circuits (the “ACI Loan Agreement”). The ACI Loan Agreement was amended to provide for additional term loan borrowings and to permit the proceeds thereof to fund cash distributions totaling $45.0 million by ACI to Compass AC Holdings, Inc. (“ACH”), ACI’s sole shareholder, and by ACH to its shareholders, including the Company and extend the maturity dates of the term loans under the ACI Loan Agreement. The Company’s share of the cash distribution was approximately $31.3 million with approximately $13.7 million being distributed to ACH’s non-controlling shareholders. All other material terms and conditions of the ACI Loan Agreement were unchanged.